Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Taxes
Income Taxes
14.	Income Taxes

The Company’s tax provision or benefit from income taxes for interim periods is determined using an estimate of its annual effective tax rate, adjusted for discrete items, if any. Each quarter the Company updates its estimate of the annual effective tax rate and makes a year-to-date adjustment to the provision.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Income tax benefit	(353)	(12)	(5,011)	(797)
Effective tax rate	9.0%	0.6%	24.2%	3.6%

For the three months ended September 30, 2021 and 2020, the Company’s effective tax rate differed from the U.S. federal statutory income tax rates of 21% primarily due to a valuation allowance against net deferred tax assets that were not realizable on a more-likely-than-not basis and the discrete tax benefits.

The Company’s income tax benefit for the nine months ended September 30, 2021 includes a discrete income tax benefit of $4.3 million related to the release of a portion of the Company’s previously established valuation allowance to offset deferred tax liabilities arising from the HuffPost Acquisition and finalization of state tax filings during the quarter ended September 30, 2021.

For the nine months ended September 30, 2021 and 2020, the Company’s effective tax rate differed from the U.S. federal statutory income tax rates of 21% primarily due to a valuation allowance against net deferred tax assets that were not realizable on a more-likely-than-not basis and the discrete tax benefits.

As of September 30, 2021, the Company had no uncertain tax positions.

12.	Income Taxes

The domestic and foreign components of income (loss) before provision for income taxes were as follows (in thousands):

	2020	2019	2018
Domestic	$12,837	$(29,247)	$(65,466)
Foreign	(740)	(8,030)	(12,138)
Total income (loss) before income taxes	$12,097	$(37,277)	$(77,604)

The provision (benefit) for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018
Current (benefit) / provision
Federal	$(16)	$(7)	$(1)
State	188	20	(1)
Foreign	657	(370)	1,024
Total current (benefit) / provision	829	$(357)	$1,022
Deferred (benefit) / provision
Federal	$7	$1	$1
State	4	7	2
Foreign	101	(9)	(123)
Total deferred (benefit) / provision	112	$(1)	$(120)
Total (benefit) / provision
Federal	$(9)	$(6)	$—
State	192	27	1
Foreign	758	(379)	901
Total (benefit) / provision	$941	$(358)	$902

A reconciliation of the U.S. federal statutory income tax rate of 21% for the years ended December 31, 2020, 2019 and 2018 to the Company’s effective tax rate is as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Income tax provision (benefit) at the U.S. federal statutory rate	$2,540	$(7,828)	$(16,297)
State income taxes	323	(543)	(1,434)
Permanent differences	(53)	521	637
Change in valuation allowance	(3,720)	6,258	18,816
Effect of foreign operations	325	373	584
Stock-based compensation	198	478	649
Effect of change in tax rates	(253)	(320)	9
Sale of foreign subsidiary	1,323	—	—
Foreign investment basis differences	190	49	(218)
Research & development tax credits	(253)	(922)	(1,786)
Foreign currency translation & transactions	144	33	88
Prior period adjustments	230	1,210	—
Other	(53)	333	(146)
Total provision (benefit) for income taxes	$941	$(358)	$902

For the years ended December 31, 2020, 2019 and 2018, the Company’s effective tax rate was 7.8%, 1.0% and (1.2)% respectively. For the years ended December 31, 2020, 2019 and 2018, the Company’s effective tax rate differed from the U.S. federal statutory income tax rates of 21% primarily due to a valuation allowance against net deferred tax assets that were not realizable on a more-likely-than-not basis.

On March 27, 2020, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act. The CARES Act included several measures to assist companies including temporary changes to income and non-income based tax laws. Several significant tax-related provisions of the CARES Act included (1) allowing net operating loss (NOL) carryforwards originating in 2018, 2019 or 2020 to be carried back to the prior five tax years, (2) eliminating the 80% taxable income limitation by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020, (3) increasing the net interest expense deduction limitation to 50% of adjusted taxable income from 30% for the 2019 and 2020 tax years, (4) allowing taxpayers with alternative minimum tax credits to claim a refund in 2020 for the entire amount of the credit instead of recovering the credit through refunds over a period of years and (5) allowing companies to deduct more of their cash charitable contributions paid during calendar year 2020 by increasing the taxable income limitation to 25% from 10%. The income tax provisions of the CARES Act had limited applicability to the Company and did not have a material impact on the Company’s consolidated financial statements.

During the year ended December 31, 2018, the Company finalized the accounting for the tax effects of the Tax Cuts and Jobs Act (“TCJA”) with no material changes to the provisional estimate recorded in prior year. The Company made a policy election to treat the income tax due on U.S. inclusion of the new global intangible low taxed income (“GILTI”) provisions as a period expense when incurred.

Significant components of deferred tax assets and liabilities as of were as follows (in thousands):

	Years Ended December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforwards	$79,475	$83,120
Accruals	2,879	1,464
Stock-based compensation	2,841	2,853
Bad debt	262	168
Deferred rent	5,043	5,412
Other	1,185	1,532
Total deferred tax asset	$91,685	$94,549
Valuation allowance	(83,978)	(87,698)
Net deferred tax asset	$7,707	$6,851

Deferred tax liabilities
Deferred state income tax	(2,087)	(2,158)
Depreciation and amortization	(1,720)	(835)
Intangible assets	(3,905)	(3,751)
Total deferred tax liability	$(7,712)	$(6,744)
Net deferred tax asset (liability)	$(5)	$107

Net deferred tax assets are included within prepaid and other assets and net deferred tax liabilities are included within other liabilities on the Company’s consolidated balance sheets.

In assessing the realizability of its deferred tax assets, the Company considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and net operating loss carryforwards can be utilized. The Company considered all positive and negative evidence when determining the amount of the net deferred tax assets that are more likely than not to be realized. This evidence includes, but is not limited to, historical earnings, scheduled reversal of taxable temporary differences, tax planning strategies and projected future taxable income. Based upon the weight of available evidence including a three-year cumulative loss position, the Company concluded it could not realize its deferred tax assets on a more likely than not basis, except for some deferred tax assets for certain of its international operations. The Company’s valuation allowance decreased by approximately $3.7 million in 2020, increased by approximately $6.3 million in 2019 and increased by approximately $18.8 million in 2018.

As of December 31, 2020, the Company has U.S. federal net operating losses of approximately $277 million, of which $198 million expire in tax year beginning in 2037 through 2039 if not utilized and $79 million that has an indefinite lived carryforward period. The U.S. federal net operating losses of $198 million are available to offset 100% of future taxable income. The $79 million of U.S. federal net operating loss carryforwards are only available to offset 80% of future taxable income.

As of December 31, 2020, the Company has state net operating losses of approximately $8.9 million, which expire in tax years beginning in 2025 to 2040 if not utilized. As of December 31, 2020, the Company had federal research and development tax credits of approximately $7.6 million, which expire in tax years beginning 2032 to 2040.

The Company intends to reinvest its foreign earnings indefinitely outside the U.S. If these future earnings are repatriated to the U.S., or if the Company determines that such earnings will be remitted in the foreseeable future, the Company may be required to accrue U.S. deferred taxes (if any) and applicable withholding taxes. It is not practicable to estimate the tax impact of the reversal of the outside basis difference, or the repatriation of cash due to the complexity of its hypothetical calculation.

The Company applies the applicable authoritative guidance which prescribes a comprehensive model in which a company should recognize, measure, present and disclose in its financial statements all material uncertain tax positions that the Company has taken or expects to take on a tax return. The Company recognizes interest and penalties related to income tax positions taken on the Company’s tax returns in income tax expense in the consolidated statements of operations. As of December 31, 2020, 2019 and 2018, the Company had no uncertain tax positions.

The Company, or one of its subsidiaries, files its tax returns in the U.S. and certain state and foreign income tax jurisdictions with varying statute of limitations. The earliest years’ tax returns filed by the Company that are still subject to examination by the tax authorities in the major jurisdictions are as follows:

Year
United States	2016
United Kingdom	2019